Note 9 - Share-based Payments (Details Textual) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Statement Line Items [Line Items]
Expense from equity-settled share-based payment transactions	$ 279	$ 233	$ 785	$ 564
Performance share units (PSUs) [member]
Statement Line Items [Line Items]
Liabilities from share-based payment transactions	$ 1,664		1,664		$ 1,294
Expense from share-based payment transactions			479	298
Value of other equity instruments exercised or vested in share-based payment arrangement, share capital			83	351
Performance share units (PSUs) [member] | Production costs [Member]
Statement Line Items [Line Items]
Expense from share-based payment transactions			$ 665	$ 435
Performance share units (PSUs) [member] | Bottom of range [member]
Statement Line Items [Line Items]
Performance probability			95.00%	93.00%
Performance share units (PSUs) [member] | Top of range [member]
Statement Line Items [Line Items]
Performance probability			106.00%	100.00%
Equity-settled performance units (EPUs) [member]
Statement Line Items [Line Items]
Expense from equity-settled share-based payment transactions			$ 384	$ 564
Equity-settled performance units (EPUs) [member] | Production costs [Member]
Statement Line Items [Line Items]
Expense from equity-settled share-based payment transactions			$ 163	0
Equity-settled performance units (EPUs) [member] | Bottom of range [member]
Statement Line Items [Line Items]
Performance probability			47.00%
Equity-settled performance units (EPUs) [member] | Top of range [member]
Statement Line Items [Line Items]
Performance probability			105.00%
Equity settlement restricted share units [member]
Statement Line Items [Line Items]
Expense from equity-settled share-based payment transactions			$ 401	$ 0
Value from equity settled sharebased compensation tax portion recognised in equity			$ 220